Item 1. Schedule of Investments:

--------------------------------

PUTNAM VOYAGER FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam Voyager Fund
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (99.2%) (a)
Number of shares		Value
Aerospace and Defense (1.6%)

1,137,600	L-3 Communications Holdings, Inc.	$80,735,472
1,632,500	Lockheed Martin Corp.	99,500,875

		180,236,347
Airlines (0.5%)

3,931,000	Southwest Airlines Co. (S)	58,493,280
Banking (1.0%)

2,433,322	Commerce Bancorp, Inc. (S)	68,108,683
990,400	Investors Financial Services Corp. (S)	41,547,280

		109,655,963
Beverage (0.3%)

608,300	Molson Coors Brewing Co. Class B (S)	37,562,525
Biotechnology (4.4%)

5,236,500	Amgen, Inc. (NON) (S)	304,816,665
2,055,900	Biogen Idec, Inc. (NON) (S)	74,505,816
1,969,000	Genzyme Corp. (NON)	115,403,090

		494,725,571
Building Materials (0.9%)

2,981,800	Masco Corp. (S)	93,896,882
32,300	Vulcan Materials Co. (S)	1,713,192

		95,610,074
Cable Television (0.6%)

2,243,600	Comcast Corp. Class A (Special) (NON)	71,189,428
Chemicals (0.4%)

590,200	PPG Industries, Inc.	39,868,010
Commercial and Consumer Services (3.0%)

1,800	CDW Corp.	98,442
4,582,500	eBay, Inc. (NON)	145,402,725
5,355,800	Yahoo!, Inc. (NON) (S)	184,828,658

		330,329,825
Communications Equipment (4.3%)

21,569,000	Cisco Systems, Inc. (NON)	372,712,320
3,149,900	Qualcomm, Inc.	109,900,011

		482,612,331
Computers (5.3%)

2,466,900	Apple Computer, Inc. (NON) (S)	88,956,414
10,058,600	Dell, Inc. (NON)	350,341,038
8,548,700	EMC Corp. (NON)	112,158,944
9,300	IBM Corp.	710,334
494,900	Lexmark International, Inc. (NON)	34,370,805

		586,537,535
Conglomerates (1.0%)

390,300	Harman International Industries, Inc. (S)	30,669,774
2,425,700	Tyco International, Ltd.	75,948,667

		106,618,441
Consumer Finance (3.3%)

2,679,300	Capital One Financial Corp. (S)	189,935,577
3,350,800	Countrywide Financial Corp. (S)	121,265,452
3,114,500	Providian Financial Corp. (NON) (S)	51,918,715

		363,119,744
Consumer Goods (2.1%)

2,160,400	Avon Products, Inc.	86,588,832
1,610,000	Estee Lauder Cos., Inc. (The) Class A	61,840,100
918,800	Procter & Gamble Co. (The) (S)	49,753,020
502,600	Scotts Co. (The) Class A (NON) (S)	36,388,240

		234,570,192
Consumer Services (0.2%)

580,100	Alliance Data Systems Corp. (NON) (S)	23,436,040
Containers (0.7%)

959,700	Ball Corp.	37,908,150
773,500	Sealed Air Corp. (NON) (S)	37,468,340

		75,376,490
Electronics (5.7%)

775,500	Amphenol Corp. Class A	30,585,720
6,600	Analog Devices, Inc. (S)	225,126
4,858,600	Freescale Semiconductor, Inc. Class B (NON) (S)	91,633,196
6,500	Integrated Circuit Systems, Inc. (NON)	118,755
16,852,300	Intel Corp.	396,366,096
5,700	Maxim Integrated Products, Inc.	213,180
4,500	Microchip Technology, Inc.	128,160
54,600	Motorola, Inc.	837,564
1,142,600	PerkinElmer, Inc.	21,138,100
2,124,900	SanDisk Corp. (NON) (S)	50,360,130
12,600	Sanmina Corp. (NON)	50,526
1,639,000	Storage Technology Corp. (NON)	45,564,200
28,300	Texas Instruments, Inc.	706,368

		637,927,121
Energy (0.3%)

1,420,900	Pride International, Inc. (NON)	31,686,070
Entertainment (0.6%)

1,728,400	Royal Caribbean Cruises, Ltd. (Liberia)	72,627,368
Financial (3.7%)

700,700	Chicago Mercantile Exchange (The) (S)	137,000,864
3,990,700	Fannie Mae	215,298,265
721,300	Moody's Corp. (S)	59,247,582

		411,546,711
Health Care Services (6.0%)

1,319,500	AmerisourceBergen Corp.	80,858,960
2,574,800	Cardinal Health, Inc.	143,081,636
1,125,000	Express Scripts, Inc. (NON)	100,845,000
911,300	HCA, Inc. (S)	50,886,992
1,334,200	Health Management Associates, Inc. Class A	32,994,766
756,700	PacifiCare Health Systems, Inc. (NON) (S)	45,220,392
2,291,400	UnitedHealth Group, Inc. (S)	216,560,214

		670,447,960
Homebuilding (1.3%)

964,800	Lennar Corp. (S)	49,658,256
129,300	NVR, Inc. (NON) (S)	92,882,655

		142,540,911
Insurance (3.7%)

7,028,200	American International Group, Inc. (S)	357,383,970
733,700	Everest Re Group, Ltd. (Barbados) (S)	60,310,140

		417,694,110
Investment Banking/Brokerage (1.9%)

601,900	Bear Stearns Cos., Inc. (The)	56,975,854
750,400	Legg Mason, Inc. (S)	53,173,344
1,093,500	Lehman Brothers Holdings, Inc. (S)	100,295,820

		210,445,018
Leisure (0.7%)

1,758,700	Harley-Davidson, Inc. (S)	82,694,074
Lodging/Tourism (1.4%)

5,556,900	Cendant Corp. (S)	110,637,879
1,175,500	Las Vegas Sands Corp. (NON) (S)	44,022,475

		154,660,354
Machinery (0.5%)

944,000	Parker-Hannifin Corp.	56,583,360
Manufacturing (0.4%)

1,415,000	Graco, Inc.	47,784,550
Medical Technology (3.1%)

1,713,000	Becton, Dickinson and Co.	100,244,760
947,700	C.R. Bard, Inc.	67,447,809
1,252,800	Edwards Lifesciences Corp. (NON) (S)	55,173,312
1,829,200	St. Jude Medical, Inc. (NON)	71,393,676
1,526,500	Varian Medical Systems, Inc. (NON)	51,504,110

		345,763,667
Metals (1.0%)

2,210,900	Alcoa, Inc. (S)	64,160,318
1,059,000	United States Steel Corp.	45,282,840

		109,443,158
Oil & Gas (3.9%)

1,659,300	Amerada Hess Corp.	155,393,445
1,089,400	Apache Corp. (S)	61,322,326
1,026,500	Canadian Natural Resources, Ltd. (Canada) (S)	50,852,810
1,729,600	Marathon Oil Corp.	80,547,472
1,226,700	Valero Energy Corp. (S)	84,065,751

		432,181,804
Pharmaceuticals (11.0%)

9,969,700	Johnson & Johnson	684,220,511
12,498,700	Pfizer, Inc.	339,589,679
1,513,800	Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	47,291,112
3,417,700	Wyeth	153,591,438

		1,224,692,740
Photography/Imaging (0.4%)

3,453,300	Xerox Corp. (NON)	45,756,225
Power Producers (0.5%)

3,313,700	AES Corp. (The) (NON)	53,284,296
Restaurants (2.2%)

4,671,000	McDonald's Corp.	136,907,010
2,274,900	Yum! Brands, Inc.	106,829,304

		243,736,314
Retail (8.2%)

1,244,400	Abercrombie & Fitch Co. Class A	67,135,380
922,800	AutoZone, Inc. (NON) (S)	76,592,400
2,728,300	Best Buy Co., Inc. (S)	137,342,622
2,899,400	Home Depot, Inc. (The)	102,551,778
15,800	Kohl's Corp. (NON)	752,080
3,536,000	Lowe's Cos., Inc. (S)	184,260,960
1,940,500	Michaels Stores, Inc.	64,424,600
1,178,800	PETCO Animal Supplies, Inc. (NON)	36,896,440
1,272,900	Ross Stores, Inc. (S)	34,011,888
4,676,850	Staples, Inc.	89,187,530
1,321,900	Supervalu, Inc.	41,719,164
630,400	Timberland Co. (The) Class A (NON) (S)	43,529,120
797,600	Wal-Mart Stores, Inc.	37,598,864

		916,002,826
Schools (1.2%)

1,874,600	Apollo Group, Inc. Class A (NON) (S)	135,196,152
Semiconductor (0.4%)

3,393,700	Applied Materials, Inc. (S)	50,464,319
Shipping (0.1%)

340,100	J. B. Hunt Transport Services, Inc. (S)	13,294,509
Software (8.5%)

2,207,800	Adobe Systems, Inc. (S)	131,297,866
1,501,200	Autodesk, Inc.	47,783,196
2,876,600	Citrix Systems, Inc. (NON) (S)	64,723,500
3,900	Intuit, Inc. (NON)	157,170
1,624,200	McAfee, Inc. (NON)	33,962,022
1,284,200	Mercury Interactive Corp. (NON) (S)	53,075,986
14,196,600	Microsoft Corp. (SEG)	359,173,980
14,460,000	Oracle Corp. (NON)	167,157,600
4,958,300	Symantec Corp. (NON)	93,116,874

		950,448,194
Technology Services (1.1%)

477,700	Accenture, Ltd. Class A (Bermuda) (NON) (S)	10,366,090
2,400	Affiliated Computer Services, Inc. Class A (NON) (S)	114,408
4,300	Cognizant Technology Solutions Corp. (NON) (S)	180,643
751,400	Fair Isaac Corp.	24,706,032
13,200	First Data Corp.	501,996
1,459,900	Fiserv, Inc. (NON) (S)	61,753,770
140,400	Google, Inc. Class A (NON)	30,888,000
5,000	VeriSign, Inc. (NON) (S)	132,300

		128,643,239
Tobacco (1.8%)

3,016,800	Altria Group, Inc.	196,061,831

	Total Common stocks (cost $11,295,609,348)	$11,071,548,677
Short-term investments (3.3%) (a)
Principal amount		Value
$274,123,142	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005 (d)	$274,026,545
95,297,715	Putnam Prime Money Market Fund (e)	95,297,715

	Total Short-term investments (cost $369,324,260)	$369,324,260

	Total Investments (cost $11,664,933,608) (b)	$11,440,872,937

Putnam Voyager Fund
Futures contracts outstanding at April 30, 2005 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Nasdaq 100 Index Mini (Long)	160	$4,561,600	Jun-05	$4,000
S&P 500 Index (Long)	75	21,721,875	Jun-05	17,260

				$21,260

Putnam Voyager Fund

Total return swap contracts outstanding at April 30, 2005 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	(depreciation)

Agreement with Deutsche Bank AG dated April 21, 2005 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	$6,093,003	4/24/06	$(118,252)

Agreement with Deutsche Bank AG dated April 20, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	4,672,913	4/21/06	(112,508)

Agreement with Deutsche Bank AG dated April 13, 2005 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	6,172,587	4/13/06	(437,853)

Agreement with Deutsche Bank AG dated April 14, 2005 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	6,014,762	4/14/06	(355,571)

Agreement with Citigroup Global Markets, Ltd. dated April 13, 2005 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	4,869,361	4/13/06	(281,483)

Agreement with Citigroup Global Markets, Ltd. dated April 12, 2005 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	2,983,098	4/12/06	(342,336)

Agreement with Citigroup Global Markets, Ltd. dated April 5, 2005 to receive semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	4,262,082	4/5/06	(503,232)

Agreement with Citigroup Global Markets, Ltd. dated April 6, 2005 to receive (pay) semi-annually the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	5,238,885	4/6/06	(649,510)

Agreement with Citigroup Global Markets, Ltd. dated March 15, 2005 to receive (pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	966,731	3/15/06	(73,889)

Agreement with Citigroup Global Markets, Ltd. dated March 14, 2005 to receive (pay) monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	3,858,747	3/14/06	(299,458)

Agreement with Citigroup Global Markets, Ltd. dated March 11, 2005 to receive monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	4,938,773	3/13/06	(360,787)

Agreement with Citigroup Global Markets, Ltd. dated March 10, 2005 to receive monthly the notional amount multiplied by the total rate of return of the Commerce Bancorp Inc. NJ and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA plus 25 basis points.	2,507,227	3/10/06	(218,586)

			$(3,753,465)

NOTES

(a)	Percentages indicated are based on net assets of $11,159,788,109.

(b)

The aggregate identified cost on a tax basis is $11,804,853,548 resulting in gross unrealized appreciation and depreciation of $612,708,155 and $976,688,766, respectively, or net unrealized depreciation of $363,980,611.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $266,031,184.  The fund received cash collateral of $274,026,545 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $1,045,418 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,341,822,113 and $1,407,017,166, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005